Fair Value Measurements (Details) - Schedule of Assets and Liabilities Measured at Fair Value - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Asset, Held-in-Trust [Member]
Asset:
Asset	$ 51,511,443	$ 165,653,149
Asset, Held-in-Trust [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Asset:
Asset	51,511,443	165,653,149
Asset, Held-in-Trust [Member] | Significant Other Observable Inputs (Level 2) [Member]
Asset:
Asset
Asset, Held-in-Trust [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Asset:
Asset
Promissory Note [Member]
Liability:
Liability	310,489
Promissory Note [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Liability:
Liability
Promissory Note [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liability:
Liability
Promissory Note [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liability:
Liability	$ 310,489
Notes Payable [Member]
Liability:
Liability
Notes Payable [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Liability:
Liability
Notes Payable [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liability:
Liability
Notes Payable [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liability:
Liability